Transactions with Related Parties, Vessel Acquisition (Details) - M/V Magic Callisto [Member] $ in Thousands	Jan. 04, 2022 USD ($)
Transactions with Related Parties [Abstract]
Purchase price	$ 23,550
Third-party in which Family Member of Petros Panagiotidis had Minority Interest [Member]
Transactions with Related Parties [Abstract]
Purchase price	$ 23,550